GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.44%
25,882	Anglo American Platinum Ltd(a)	$ 2,241,935
80,800	Anglo American PLC	2,831,392
153,400	Anhui Guangxin Agrochemical Co Ltd Class A	772,055
792,800	Baoshan Iron & Steel Co Ltd Class A	1,059,282
81,524	CAP SA(b)	866,721
21,050	China General Plastics Corp(b)	34,555
26,151	Deepak Nitrite Ltd	843,424
370,000	Formosa Plastics Corp(b)	1,495,895
155,800	Grupo Mexico SAB de CV Class B	619,532
198,282	Hindalco Industries Ltd(b)	1,297,872
226,338	Impala Platinum Holdings Ltd	2,550,798
252,320	Industries Qatar QSC	1,070,679
904,156	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D(b)	655,775
18,441	KGHM Polska Miedz SA	726,416
288,000	Kingboard Laminates Holdings Ltd	470,754
6,102	Kumho Petrochemical Co Ltd(b)	958,495
8,797	LG Chem Ltd	5,705,476
672,000	Nan Ya Plastics Corp	2,196,672
188,000	Nantex Industry Co Ltd(b)	611,666
540,097	National Aluminium Co Ltd	674,830
494,000	Nine Dragons Paper Holdings Ltd	602,992
269,600	Petronas Chemicals Group Bhd	560,258
23,799	PhosAgro PJSC GDR	499,779
7,375	POSCO	2,030,771
52,225	Sasol Ltd(b)	989,880
34,129	Severstal PAO GDR	712,637
263,792	Sibanye Stillwater Ltd(a)	801,187
33,618	Tata Steel Ltd(b)	578,537
13,905	Ternium SA Sponsored ADR	588,182
577,000	United Co RUSAL International PJSC(b)	536,626
435,994	Vale SA(b)	6,072,652
48,400	Vale SA ADR	675,180
82,391	Vedanta Ltd ADR	1,258,934
		43,591,839
Communications — 17.69%
13,276	AfreecaTV Co Ltd(b)	1,669,952
231,860	Alibaba Group Holding Ltd(b)	4,292,642
79,461	Alibaba Group Holding Ltd Sponsored ADR(b)	11,764,201
12,379	Baidu Inc Sponsored ADR(b)	1,903,271
171,864	Emirates Telecommunications Group Co PJSC	1,123,459
60,862	Hellenic Telecommunications Organization SA(b)	1,142,451
39,247	JD.com Inc ADR(b)	2,835,203
8,328	Kakao Corp(b)	819,044
158,176	KT Corp(b)	4,326,013
346,600	Meituan Class B(b)	11,063,975
Shares		Fair Value
Communications — (continued)
5,788	MercadoLibre Inc(b)	$ 9,720,367
108,065	MTN Group Ltd(b)	1,015,017
35,838	Naspers Ltd Class N(a)	5,923,296
13,833	Pinduoduo Inc ADR(b)	1,254,238
17,000	Sea Ltd ADR(b)	5,418,410
5,869,000	Telkom Indonesia Persero Tbk PT	1,502,850
460,900	Tencent Holdings Ltd	27,515,158
362,466	Turkcell Iletisim Hizmetleri AS(b)	621,927
68,422	Vipshop Holdings Ltd ADR(b)	762,221
92,449	Vodacom Group Ltd	884,294
100,988	Yandex NV Class A(b)	8,047,734
		103,605,723
Consumer, Cyclical — 6.61%
140,664	Apollo Tyres Ltd(b)	425,002
1,552,000	Bosideng International Holdings Ltd	1,097,702
53,500	BYD Co Ltd Class H	1,662,909
102,000	China Meidong Auto Holdings Ltd	513,229
438,500	China Yongda Automobiles Services Holdings Ltd	632,772
427,800	Com7 PCL NVDR	843,915
166,878	Eicher Motors Ltd	6,242,403
144,104	Falabella SA(b)	504,755
31,980	Ford Otomotiv Sanayi AS(b)	600,906
18,553	Hankook Tire & Technology Co Ltd(b)	672,349
48,937	Kia Corp	3,305,037
6,870	LG Electronics Inc(b)	730,296
20,110	Li Auto Inc ADR(b)	528,692
343,500	Li Ning Co Ltd	3,959,092
342,640	Midea Group Co Ltd Class A	3,684,284
37,490	Mr Price Group Ltd	500,954
61,000	Nien Made Enterprise Co Ltd	862,855
34,171	NIO Inc ADR(b)	1,217,513
56,940	Oppein Home Group Inc Class A	1,144,291
458,500	Sinotruk Hong Kong Ltd	679,154
23,469	SL Corp(b)	534,591
24,222	Tata Motors Ltd Sponsored ADR(a)(b)	542,815
539,000	Topsports International Holdings Ltd(c)	612,143
853,000	Wal-Mart de Mexico SAB de CV	2,890,650
552,000	Yadea Group Holdings Ltd(c)	901,623
41,666	Yum China Holdings Inc	2,421,211
125,500	Zhongsheng Group Holdings Ltd	1,006,034
		38,717,177
Consumer, Non-Cyclical — 9.63%
661,000	Adimmune Corp	1,228,973
168,483	Anadolu Efes Biracilik Ve Malt Sanayii AS(b)	405,435

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
260,800	Arca Continental SAB de CV	$ 1,587,934
657,896	Cencosud SA	1,272,300
382,000	China Feihe Ltd(c)	643,872
617,000	China Medical System Holdings Ltd	1,124,475
839,000	China Mengniu Dairy Co Ltd	5,403,023
2,980,000	China Modern Dairy Holdings Ltd	561,691
58,000	Chongqing Brewery Co Ltd Class A(b)	1,174,936
24,400	Chongqing Zhifei Biological Products Co Ltd Class A	596,556
172,761	Cipla Ltd(b)	2,284,118
29,846	Coca-Cola Femsa SAB de CV Sponsored ADR	1,679,434
62,882	Coca-Cola Icecek AS(b)	597,461
73,302	Colgate-Palmolive India Ltd(b)	1,644,624
1,614,000	CSPC Pharmaceutical Group Ltd	1,926,077
310,800	Daan Gene Co Ltd Class A	893,133
247,514	Hindustan Unilever Ltd(b)	9,000,156
223,650	International Container Terminal Services Inc	854,965
9,358,700	Japfa Comfeed Indonesia Tbk PT	1,281,317
51,967	JB Chemicals & Pharmaceuticals Ltd(b)	1,301,879
472,845	Jiangsu Hengrui Medicine Co Ltd(b)	3,671,131
7,039,000	Kalbe Farma Tbk PT	701,427
5,124	KT&G Corp	350,551
15,000	Kweichow Moutai Co Ltd Class A	4,233,879
44,040	Magnit PJSC Sponsored GDR(b)	742,330
396,800	Marfrig Global Foods SA(b)	1,858,036
431,700	Mega Lifesciences PCL NVDR	634,464
115,600	Nongfu Spring Co Ltd Class H(c)	585,270
12,483	Osstem Implant Co Ltd	1,396,896
24,000	PharmaBlock Sciences Nanjing Inc Class A	753,766
44,600	Pharmaron Beijing Co Ltd Class H(c)	1,063,974
17,970	Richter Gedeon Nyrt	491,430
63,116	Ros Agro PLC GDR	936,637
54,380	Shanghai Bairun Investment Holding Group Co Ltd Class A	626,845
44,200	WuXi AppTec Co Ltd Class H(c)	1,028,968
114,500	Wuxi Biologics Cayman Inc(b)(c)	1,857,224
		56,395,187
Diversified — 0.43%
2,398,000	CITIC Ltd	2,538,856
Shares		Fair Value
Energy — 5.91%
5,550,000	China Petroleum & Chemical Corp Class H	$ 2,734,994
93,134	Gazprom PJSC Sponsored ADR	925,752
28,970	LUKOIL PJSC Sponsored ADR	2,742,300
127,740	MOL Hungarian Oil & Gas PLC	1,061,242
517,154	Oil & Natural Gas Corp Ltd(b)	999,811
3,830,000	PetroChina Co Ltd(b)	1,793,838
874,260	Petroleo Brasileiro SA Sponsored ADR	8,931,796
34,714	Polski Koncern Naftowy ORLEN SA	715,202
1,253,558	Polskie Gornictwo Naftowe i Gazownictwo SA	2,037,337
108,800	PTT Exploration & Production PCL	373,010
286,479	Reliance Industries Ltd(b)	9,695,828
239,840	Rosneft Oil Co PJSC GDR(b)	2,029,838
86,300	Sao Martinho SA(b)	553,702
		34,594,650
Financial — 21.38%
34,326	360 DigiTech Inc(b)	697,504
84,778	Absa Group Ltd(a)	857,885
559,829	Abu Dhabi Commercial Bank PJSC	1,141,559
4,185,000	Agricultural Bank of China Ltd Class H	1,437,675
1,754,531	Aldar Properties PJSC	1,939,335
857,061	Axis Bank Ltd(b)	8,786,482
177,200	B3 SA - Brasil Bolsa Balcao	415,850
124,779	Banco Bradesco SA ADR	477,904
144,000	Banco do Brasil SA(b)	766,837
140,200	Banco Santander Brasil SA	913,427
16,574,900	Bank Mandiri Persero Tbk PT	7,083,899
589,132	Bank of Baroda(b)	643,242
1,081,000	Bank of Beijing Co Ltd Class A	727,830
10,322,000	Bank of China Ltd Class H	3,647,129
4,546,000	Bank of Communications(b)	2,690,761
164,044	BNK Financial Group Inc	1,215,703
1,016,000	Cathay Financial Holding Co Ltd(b)	2,094,773
116,000	Chailease Holding Co Ltd	1,018,723
2,745,000	China CITIC Bank Corp Ltd Class H	1,237,248
4,976,000	China Construction Bank Corp Class H	3,551,286
1,994,500	China Galaxy Securities Co Ltd Class H(b)	1,156,717
1,136,500	China Merchants Bank Co Ltd Class H	9,044,435
118,600	China Resources Mixc Lifestyle Services Ltd(c)	652,455
12,396	DB Insurance Co Ltd(b)	663,232
87,012	DGB Financial Group Inc(b)	725,363
445,700	Fubon Financial Holding Co Ltd	1,218,024
925,684	Grupo Financiero Banorte SAB de CV	5,932,647

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
125,429	Hana Financial Group Inc	$ 4,875,657
372,948	HDFC Bank Ltd	7,972,979
182,100	Hong Leong Financial Group Bhd	795,994
248,374	ICICI Bank Ltd	2,333,900
2,476,000	Industrial & Commercial Bank of China Ltd Class H	1,372,506
380,100	Industrial Securities Co Ltd Class A	576,128
288,300	Kasikornbank PCL NVDR	1,123,205
20,705	KB Financial Group Inc	962,939
104,918	Korean Reinsurance Co(b)	841,322
73,038	LexinFintech Holdings Ltd ADR(b)	430,194
114,208	LIC Housing Finance Ltd	654,284
344,740	Metropolitan Bank & Trust Co	294,785
234,219	National Bank of Greece SA(b)	652,183
601,400	New China Life Insurance Co Ltd Class H	1,770,631
113,387	OTP Bank Nyrt(b)	6,634,626
2,964,000	People's Insurance Co Group of China Ltd Class H	919,729
980,000	Ping An Insurance Group Co of China Ltd Class H	6,702,590
872,600	Public Bank Bhd	848,318
1,406,550	Punjab National Bank(b)	755,749
149,764	Qatar Islamic Bank SAQ	750,671
228,500	Qualitas Controladora SAB de CV(a)	1,050,979
34,387	Samsung Securities Co Ltd(b)	1,373,625
1,827,168	Sberbank of Russia PJSC	8,536,047
120,339	Sberbank of Russia PJSC Sponsored ADR	2,256,356
357,500	Siam Commercial Bank PCL NVDR(b)	1,279,935
541,333	State Bank of India	3,281,475
781,314	Turkiye Garanti Bankasi AS	809,931
4,215,480	Yuanta Financial Holding Co Ltd(b)	3,719,289
974,600	Yuexiu Property Co Ltd	913,171
		125,227,123
Industrial — 4.98%
166,395	Ambuja Cements Ltd(b)	894,233
175,300	Beijing New Building Materials PLC Class A	860,173
278,214	Bharat Electronics Ltd	756,697
223,200	China Jushi Co Ltd Class A	601,940
404,000	China National Building Material Co Ltd Class H	543,448
1,809,000	China Railway Group Ltd Class H	897,836
646,000	China Resources Cement Holdings Ltd	620,935
4,698,000	China Tower Corp Ltd Class H(c)	613,943
165,790	Container Corp Of India Ltd	1,564,961
8,100	Contemporary Amperex Technology Co Ltd Class A	656,253
Shares		Fair Value
Industrial — (continued)
883,550	COSCO SHIPPING Holdings Co Ltd Class H(a)(b)	$ 1,340,728
356,000	Delta Electronics Inc(b)	3,189,822
315,600	Dexco SA	995,640
36,547	Escorts Ltd(b)	725,947
218,000	Evergreen Marine Corp Taiwan Ltd(b)	968,477
740,900	Hana Microelectronics PCL NVDR	1,723,804
27,612	HMM Co Ltd(b)	778,829
75,000	Jiangsu Hengli Hydraulic Co Ltd Class A	979,161
67,000	Nan Ya Printed Circuit Board Corp(b)	1,031,360
457,000	Q Technology Group Co Ltd	656,124
6,213	Samsung Electro-Mechanics Co Ltd(b)	919,379
55,800	Shenzhen Inovance Technology Co Ltd Class A	542,317
10,000	Silergy Corp	1,454,536
637,100	Sri Trang Agro-Industry PCL	627,905
46,700	Sunny Optical Technology Group Co Ltd	1,222,834
1,191,000	Tian Di Science & Technology Co Ltd(b)	961,607
6,616	UltraTech Cement Ltd(b)	656,479
214,000	Unimicron Technology Corp(b)	1,001,338
108,800	Wan Hai Lines Ltd	786,440
642,200	Zoomlion Heavy Industry Science and Technology Co Ltd Class H	572,262
		29,145,408
Technology — 21.43%
45,700	Bilibili Inc Class Z(b)	3,023,460
268,358	Firstsource Solutions Ltd(b)	702,119
154,814	HCL Technologies Ltd(b)	2,655,285
55,169	Himax Technologies Inc ADR(a)	588,653
2,030,800	Inari Amertron Berhad(b)	1,776,630
436,296	Infosys Ltd Sponsored ADR	9,707,586
624,000	Lenovo Group Ltd	814,460
268,000	MediaTek Inc	8,626,248
1,575,000	Nanya Technology Corp	3,677,782
8,418	NetEase Inc ADR	718,897
73,000	Novatek Microelectronics Corp(b)	1,060,605
17,281	Persistent Systems Ltd	863,398
468,550	Samsung Electronics Co Ltd	29,047,584
907	Samsung Electronics Co Ltd GDR(c)	1,406,597
11,302	Silicon Motion Technology Corp ADR	779,612
83,634	SK Hynix Inc(b)	7,159,604
2,092,000	Taiwan Semiconductor Manufacturing Co Ltd(b)	43,266,927
16,500	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1,842,225

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Technology — (continued)
84,989	Tata Consultancy Services Ltd(b)	$ 4,307,095
556,000	United Microelectronics Corp(b)	1,260,313
149,000	Vanguard International Semiconductor Corp(b)	799,762
87,815	Wipro Ltd	745,936
8,266	WNS Holdings Ltd ADR(b)	676,159
		125,506,937
Utilities — 0.93%
968,000	China Longyuan Power Group Corp Ltd Class H	2,375,287
542,000	China Resources Power Holdings Co Ltd	1,556,627
37,900	ENN Energy Holdings Ltd	625,103
70,282	GAIL India Ltd GDR	902,442
		5,459,459
TOTAL COMMON STOCK — 96.43% (Cost $536,056,236)		$564,782,359
PREFERRED STOCK
Utilities — 0.20%
448,800	Cia Energetica de Minas Gerais(b)	1,153,781
TOTAL PREFERRED STOCK — 0.20% (Cost $1,162,687)		$1,153,781
WARRANTS
Consumer, Non-Cyclical — 0.14%
2,931	Kweichow Moutai Co Ltd(b)	827,300
TOTAL WARRANTS — 0.14% (Cost $829,185)		$827,300
GOVERNMENT MONEY MARKET MUTUAL FUNDS
729,000	BlackRock FedFund Institutional Class(d), 0.03%(e)	729,000
729,000	Federated Hermes Government Obligations Fund Premier Shares(d), 0.03%(e)	729,000
680,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(d), 0.01%(e)	680,000
729,000	Goldman Sachs Financial Square Government Fund Institutional Class(d), 0.03%(e)	729,000
729,000	Invesco Government & Agency Portfolio Institutional Class(d), 0.03%(e)	729,000
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
729,000	JPMorgan U.S. Government Money Market Fund Capital Shares(d), 0.03%(e)	$ 729,000
729,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(d), 0.03%(e)	729,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.86% (Cost $5,054,000)		$5,054,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.43%
$ 1,792,694	Undivided interest of 1.94% in a repurchase agreement (principal amount/value $92,234,491 with a maturity value of $92,234,619) with RBC Capital Markets Corp, 0.05%, dated 9/30/21 to be repurchased at $1,792,694 on 10/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/21 - 5/1/58, with a value of $94,079,185.(d)	1,792,694
701,886	Undivided interest of 4.87% in a repurchase agreement (principal amount/value $14,411,175 with a maturity value of $14,411,199) with Citigroup Global Markets Inc, 0.06%, dated 9/30/21 to be repurchased at $701,886 on 10/1/21 collateralized by U.S. Treasury securities, 0.13% - 2.75%, 6/30/22 - 2/15/28, with a value of $14,699,399.(d)	701,886
TOTAL SHORT TERM INVESTMENTS — 0.43% (Cost $2,494,580)		$2,494,580
TOTAL INVESTMENTS — 98.06% (Cost $545,596,688)		$574,312,020
OTHER ASSETS & LIABILITIES, NET — 1.94%		$11,360,309
TOTAL NET ASSETS — 100.00%		$585,672,329

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
(a)	All or a portion of the security is on loan at September 30, 2021.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of September 30, 2021.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
Summary of Investments by Country as of September 30, 2021.
Country	Fair Value	Percentage of Fund Investments
China	$168,507,095	29.34%
India	86,376,680	15.04
Taiwan	83,360,989	14.52
South Korea	72,469,306	12.62
Brazil	22,814,805	3.97
Russia	19,918,302	3.47
South Africa	15,765,245	2.75
Mexico	13,761,177	2.40
Indonesia	10,569,492	1.84
Argentina	9,720,367	1.69
United States	8,802,818	1.53
Hungary	8,187,298	1.43
Netherlands	8,047,734	1.40
Hong Kong	7,801,036	1.36
Thailand	6,606,238	1.15
Singapore	5,418,410	0.94
United Arab Emirates	4,204,353	0.73
Malaysia	3,981,200	0.69
Turkey	3,691,436	0.64
Poland	3,478,955	0.61
United Kingdom	2,831,392	0.49
Chile	2,643,776	0.46
Qatar	1,821,350	0.32
Greece	1,794,634	0.31
Philippines	1,149,750	0.20
Luxembourg	588,182	0.10
Total	$574,312,020	100.00%
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$125,176,646	$439,605,713	$—	$564,782,359
Preferred Stock	—	1,153,781	—	1,153,781
Warrants	—	827,300	—	827,300
Government Money Market Mutual Funds	5,054,000	—	—	5,054,000
Short Term Investments	—	2,494,580	—	2,494,580
Total Assets	$130,230,646	$444,081,374	$0	$574,312,020
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2021